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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

   Check here if Amendment             [_] Amendment Number :
   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consolidated Investment Group LLC
Address: 18 Inverness Place East
         Englewood, CO 80112

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
Title:   Manager, Chief Executive Officer and President

Phone:   (303) 789-2664


Signature, Place, and Date of Signing:

   /s/ David Merage             Englewood, CO              August 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 138,526       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ---------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE   SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER                     CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- ---------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ALCOA INC                           COM        013817101     202   23,041   SH               SOLE              23,041   0     0
BANK OF AMERICA CORPORATION         COM        060505104   3,015  368,540   SH               SOLE             368,540   0     0
BLACKSTONE GROUP L P           COM UNIT LTD    09253U108   1,652  126,429   SH               SOLE             126,429   0     0
BOEING CO                           COM        097023105   2,396   32,247   SH               SOLE              32,247   0     0
BROADCOM CORP                      CL A        111320107   4,421  130,968   SH               SOLE             130,968   0     0
CISCO SYS INC                       COM        17275R102   1,932  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                     COM NEW      172967424     490   17,893   SH               SOLE              17,893   0     0
DIAMOND OFFSHORE DRILLING IN        COM        25271C102     247    4,183   SH               SOLE               4,183   0     0
FEDEX CORP                          COM        31428X106   1,222   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL                COM PAR $0.01   345370860   1,064  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO                 COM        369604103   2,662  127,712   SH               SOLE             127,712   0     0
GOLDMAN SACHS GROUP INC             COM        38141G104     859    8,960   SH               SOLE               8,960   0     0
GOOGLE INC                         CL A        38259P508   1,303    2,247   SH               SOLE               2,247   0     0
HOME DEPOT INC                      COM        437076102   2,402   45,324   SH               SOLE              45,324   0     0
ISHARES INC                     MSCI BRAZIL    464286400     448    8,672   SH               SOLE               8,672   0     0
ISHARES INC                     MSCI GERMAN    464286806   1,754   88,562   SH               SOLE              88,562   0     0
ISHARES INC                     MSCI JAPAN     464286848   3,465  368,248   SH               SOLE             368,248   0     0
ISHARES TR                    DJ OIL&GAS EXP   464288851   2,985   51,493   SH               SOLE              51,493   0     0
ISHARES TR                    MSCI EAFE INDEX  464287465  19,414  388,593   SH               SOLE             388,593   0     0
ISHARES TR                    MSCI EMERG MKT   464287234     325    8,316   SH               SOLE               8,316   0     0
ISHARES TR                     RUSSELL 1000    464287622   1,481   19,690   SH               SOLE              19,690   0     0
ISHARES TR                     RUSSELL 2000    464287655     709    8,911   SH               SOLE               8,911   0     0
ISHARES TR                     RUSSELL 3000    464287689   8,511  105,874   SH               SOLE             105,874   0     0
ISHARES TR                    RUSSELL MCP GR   464287481   1,070   18,080   SH               SOLE              18,080   0     0
ISHARES TR                    RUSSELL MIDCAP   464287499     836    7,938   SH               SOLE               7,938   0     0
ISHARES TR                      S&P500 GRW     464287309   5,328   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO                 COM        46625H100     285    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                       COM        548661107     784   27,567   SH               SOLE              27,567   0     0
MGM RESORTS INTERNATIONAL           COM        552953101   1,999  179,073   SH               SOLE             179,073   0     0
NEWS CORP                          CL A        65248E104     391   17,544   SH               SOLE              17,544   0     0
NORFOLK SOUTHERN CORP               COM        655844108   2,268   31,600   SH               SOLE              31,600   0     0
OCCIDENTAL PETE CORP DEL            COM        674599105   1,068   12,455   SH               SOLE              12,455   0     0
POWERSHARES QQQ TRUST           UNIT SER 1     73935A104  14,945  232,936   SH               SOLE             232,936   0     0
RADIOSHACK CORP                     COM        750438103   1,450  377,718   SH               SOLE             377,718   0     0
SEAGATE TECHNOLOGY PLC              SHS        G7945M107   2,980  120,513   SH               SOLE             120,513   0     0
SPDR INDEX SHS FDS             S&P CHINA ETF   78463X400   1,617   25,387   SH               SOLE              25,387   0     0
SPDR S&P 500 ETF TR               TR UNIT      78462F103  29,638  217,750   SH               SOLE             217,750   0     0
STARBUCKS CORP                      COM        855244109   3,659   68,632   SH               SOLE              68,632   0     0
TOYOTA MOTOR CORP             SP ADR REP2COM   892331307   2,094   26,021   SH               SOLE              26,021   0     0
UBS AG                            SHS NEW      H89231338   2,772  236,727   SH               SOLE             236,727   0     0
ZIMMER HLDGS INC                    COM        98956P102   2,383   37,031   SH               SOLE              37,031   0     0
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